Loss Per Share - Schedule of Components of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Jun. 30, 2020		Jun. 30, 2019
Earnings Per Share [Abstract]
Net loss attributable to the Company		$ (7,676,645)		$ (1,815,274)
Weighted average outstanding ordinary shares-Basic		7,075,611	[1]	6,960,053
Weighted average outstanding ordinary shares- Diluted		7,075,611	[1]	6,960,053
Loss per share attributable to the company: Basic	[1]	$ (1.08)		$ (0.24)
Loss per share attributable to the company: Diluted	[1]	$ (1.08)		$ (0.24)

[1]	On July 30, 2020, the Company implemented a one-for-six reverse stock split of the Company's issued and outstanding ordinary shares. The computation of basic and diluted EPS was retroactively adjusted for all periods presented.